OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
OTHER LIABILITIES
Disclosure accounts payable and other liabilities

NOTE 24 – OTHER LIABILITIES

Accounts payable and other liabilities of December 31, 2018 and 2017 comprise the following:

Items	December 31, 2018		December 31, 2017
Suppliers and services payable	Ps.	1,846,831	Ps.	1,818,103
Collection on behalf of third parties (3)		1,514,309		272,206
Cashier checks		690,195		697,575
Contract liability related to concessions (1) (4)		535,960		—
Dividends payable		535,311		590,040
Non-financial liabilities		478,833		151,414
Income received for third parties		453,450		140,165
Commissions and fees		430,279		399,155
Withholdings taxes and labor contributions		427,782		456,411
Affiliate establishments		335,078		248,064
Collection service		314,785		285,017
Cash Surplus		167,309		9,272
Customer loyalty programs (1) (2)		154,979		185,238
Tax levies		71,691		73,696
Checks drawn and not paid		48,864		39,624
Insurance payables		48,505		32,410
Financial transactions tax		45,905		37,042
Anticipated income		34,605		23,392
Contributions and affiliations		28,785		23,173
Canceled accounts		26,987		81,841
Promissory buyers		18,371		24,049
Leases		7,347		10,912
Compensation to customers		3,191		778
Deferred credits		938		1,012
Other liabilities		787,663		634,877
Total	Ps.	9,007,953	Ps.	6,235,466
(1)	Grupo Aval has initially adopted IFRS 15 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5) (A).
(2)	The amount of unredeemed customer loyalty points. This will be recognized as revenue when the points are redeemed by customers or expires, which is expected to occur over the next two years.
(3)	Collection withholdings of tax pending to transfer to tax authority.
(4)	Contract liability related principal to the purchase of land for the construction of concessions.